Income taxes - Schedule of Expense/(Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current tax expense:
Current tax expense-total	$ 436	$ 305	$ 301
Deferred tax expense:
Deferred tax (benefit)/ expense-total	5,837	(101)	(1,663)
Total	6,273	204	(1,362)
Luxembourg [Member]
Current tax expense:
Current tax expense-total	106	115	90
Ireland [Member]
Current tax expense:
Current tax expense-total	110	67	72
Deferred tax expense:
Deferred tax (benefit)/ expense-total	5,841	(106)	(1,663)
Hong Kong [Member]
Current tax expense:
Current tax expense-total	9	7	16
Other Jurisdictions [Member]
Current tax expense:
Current tax expense-total	211	116	123
Deferred tax expense:
Deferred tax (benefit)/ expense-total	$ (4)	$ 5